Supplement Dated January 15, 2016
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL 2015	Lincoln Momentum VULONE 2005
Lincoln AssetEdge® VUL	Lincoln Momentum VULONE
Lincoln VULONE 2014	Lincoln VULCV-IV
Lincoln VULONE 2012	Lincoln VULCV-III
Lincoln VULONE 2007	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE 2005	Lincoln VULDB-IV
Lincoln VULONE	Lincoln VULDB-II
Lincoln InReach VULONE	Lincoln VULDB Elite Series
Lincoln Momentum VULONE 2007

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2013	Lincoln Momentum SVULONE
Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdge® SVUL	Lincoln SVUL-III
Lincoln SVULONE	Lincoln SVUL-II Elite Series
Lincoln Momentum SVULONE 2007

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL 2015	Lincoln Momentum VULONE
Lincoln AssetEdge® VUL	Lincoln VULCV-IV
Lincoln VULONE 2010	Lincoln VULCV-III
Lincoln VULONE 2007	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE 2005	Lincoln VULDB-IV
Lincoln VULONE	Lincoln VULDB-II
Lincoln Momentum VULONE 2005	Lincoln VULDB Elite Series

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE 2007	Lincoln SVUL-III
Lincoln SVULONE	Lincoln SVUL-II
Lincoln PreservationEdge® SVUL	Lincoln SVUL Elite Series
Lincoln SVUL-IV

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us that, effective February 8, 2016, the name of several funds will be changed, according to the table below. The investment advisor and investment objective of these funds will not change.

CURRENT FUND NAME	NEW FUND NAME

LVIP Dimensional International Core Equity Managed Volatility Fund	LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund	LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Ivy Mid Cap Growth Managed Volatility Fund	LVIP Blended Mid Cap Managed Volatility Fund
LVIP Templeton Growth Managed Volatility Fund	LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP UBS Large Cap Growth Managed Volatility Fund	LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP JPMorgan Mid Cap Value Managed Volatility Fund	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Please retain this Supplement for future reference.